Interest and Finance Costs, net (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Offsetting Assets [Line Items]
Amortization of deferred gain on termination of hedging interest rate swaps	$ 618	$ (0)	$ (0)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	24,840	19,819	(18,641)
Bunkes swap cash settlements non hedging	9,912
Change in fair value of non-hedging financial instruments	517	(10,536)	5,656
Amortization of Debt Issuance Costs	4,052	3,246	3,782
Amortization of Debt Discount (Premium)	350	603	2,435
Debt extinguishment guidance of ASC 470-50 [Member]
Offsetting Assets [Line Items]
Amortization of Debt Issuance Costs	$ 1,195	$ 460	$ 766
Interest Rate Swap [Member]
Offsetting Assets [Line Items]
Number of floating-to-fixed interest rate swaps	1	11
Fixed interest rate	2.80%
Floating rate basis	six-month LIBOR
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Cash flow hedge gains/(losses)	$ 188	$ 16,151
Three Interest Rate Swaps [Member]
Offsetting Assets [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	3,135
One Cash Flow Hedge [Member]
Offsetting Assets [Line Items]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	1,472
Swap [Member] | Not Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Number of bunker swap agreements held		12	18
Fair value of bunker swap agreement	0	$ 1,989
Change in fair value of non-hedging financial instruments	$ 1,989	10,744
Put Option [Member]
Offsetting Assets [Line Items]
Number of bunker put option agreements held			6
Net premium			$ 1,246
Cash received from terminations		35
Put Option [Member] | Not Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Change in fair value of non-hedging financial instruments		$ (208)	$ 207